Staff costs and Directors Remuneration (Narrative) (Details) - USD ($)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000	$ 1,600,000
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		310,646
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		339,239
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		223,465
Key management personnel additional compensation		50,000
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		112,500
Key management personnel compensation, additional fees		82,500
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		141,875
Key management personnel compensation, additional fees		111,875
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 67,500